Shareholder Report, Line Graph (Details) LMF4000_Western Asset Intermediate-Term Municipals Fund_Class IS_TSR Annual {Class IS} - USD ($)									12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Sep. 18, 2018	Mar. 31, 2026
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name									Class IS
Accumulated Value	$ 1,155,294	$ 1,132,505	$ 1,091,656	$ 1,090,673	$ 1,122,390	$ 1,041,091	$ 1,034,821	$ 1,000,000	$ 1,203,908
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal Bond Index
Accumulated Value	1,146,185	1,132,376	1,098,045	1,095,218	1,146,457	1,086,602	1,046,329	1,000,000	$ 1,195,386
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal 1-15 Year Index
Accumulated Value	$ 1,146,586	$ 1,128,881	$ 1,100,050	$ 1,082,649	$ 1,130,186	$ 1,077,238	$ 1,042,724	$ 1,000,000	$ 1,198,020